Valuation and Qualifying Accounts	12 Months Ended
Feb. 01, 2020
New Academy Holding Company, LLC
Valuation and Qualifying Accounts
17.	Valuation and Qualifying Accounts

(amounts in thousands)	Balance at beginning of period	Charged to costs and expenses		Deductions		Balance at end of period
February 1, 2020:
Allowance for doubtful accounts	$3,008	$499		$(232	) (1)	$3,275
Sales return allowance	5,800	9,400	(2)	(9,700	) (2)	5,500
Inventory shrink adjustments	19,271	62,975		(69,355	) (3)	12,891
Self-insurance reserves	22,807	61,220		(61,598	) (4)	22,429

February 2, 2019:
Allowance for doubtful accounts	$2,616	$1,020		$(628	) (1)	$3,008
Sales return allowance	6,500	9,400	(2)	(10,100	) (2)	5,800
Inventory shrink adjustments	14,683	69,047		(64,459	) (3)	19,271
Self-insurance reserves	19,942	62,000		(59,135	) (4)	22,807

February 3, 2018:
Allowance for doubtful accounts	$3,410	$1,900		$(2,694	) (1)	$2,616
Sales return allowance	6,100	9,100	(2)	(8,700	) (2)	6,500
Inventory shrink adjustments	5,976	93,248		(84,541	) (3)	14,683
Self-insurance reserves	18,027	67,419		(65,504	) (4)	19,942

(1)	Represents write-offs to the reserve.
(2)	Represents the monthly increase (decrease) in the required reserve based on the Company’s evaluation of anticipated merchandise returns.
(3)	Represents the actual inventory shrinkage experienced at the time of physical inventories.
(4)	Represents claim payments for self-insured claims.